UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3759

Variable Insurance Products Fund IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Utilities Portfolio

March 31, 2016

VUT-QTLY-0516
1.814651.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Diversified Telecommunication Services - 1.4%
Integrated Telecommunication Services - 1.4%
AT&T, Inc.	40,900	$1,602,053
Electric Utilities - 43.2%
Electric Utilities - 43.2%
Edison International	59,977	4,311,747
Exelon Corp.	366,100	13,128,346
FirstEnergy Corp.	149,023	5,360,357
ITC Holdings Corp.	60,300	2,627,271
NextEra Energy, Inc.	137,631	16,287,252
OGE Energy Corp.	41,426	1,186,026
PNM Resources, Inc.	50,000	1,686,000
PPL Corp.	112,610	4,287,063
Westar Energy, Inc.	22,100	1,096,381
		49,970,443
Independent Power and Renewable Electricity Producers - 8.8%
Independent Power Producers & Energy Traders - 6.4%
Calpine Corp. (a)	285,034	4,323,966
Dynegy, Inc. (a)	89,302	1,283,270
NRG Energy, Inc.	68,004	884,732
NRG Yield, Inc. Class C (b)	62,100	884,304
		7,376,272
Renewable Electricity - 2.4%
NextEra Energy Partners LP	69,200	1,881,548
Pattern Energy Group, Inc. (b)	45,200	861,964
		2,743,512

		10,119,784

Media - 2.8%
Cable & Satellite - 2.8%
Comcast Corp. Class A	53,600	3,273,888
Multi-Utilities - 38.1%
Multi-Utilities - 38.1%
Avangrid, Inc.	140,300	5,627,433
Black Hills Corp. (b)	34,215	2,057,348
CenterPoint Energy, Inc.	63,614	1,330,805
Dominion Resources, Inc.	114,994	8,638,349
DTE Energy Co.	51,511	4,669,987
NiSource, Inc.	115,428	2,719,484
PG&E Corp.	95,339	5,693,645
Sempra Energy	127,181	13,233,183
		43,970,234
Oil, Gas & Consumable Fuels - 1.0%
Oil & Gas Storage & Transport - 1.0%
Cheniere Energy Partners LP Holdings LLC	41,900	756,714
Cheniere Energy, Inc. (a)	12,200	412,726
		1,169,440
Real Estate Investment Trusts - 1.0%
Specialized REITs - 1.0%
Crown Castle International Corp.	13,000	1,124,500
Semiconductors & Semiconductor Equipment - 1.9%
Semiconductors - 1.9%
First Solar, Inc. (a)	31,500	2,156,805
TOTAL COMMON STOCKS
(Cost $96,371,154)		113,387,147

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.39% (c)	3,760,689	3,760,689
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	2,987,900	2,987,900
TOTAL MONEY MARKET FUNDS
(Cost $6,748,589)		6,748,589
TOTAL INVESTMENT PORTFOLIO - 104.0%
(Cost $103,119,743)		120,135,736
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(4,606,347)
NET ASSETS - 100%		$115,529,389

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,786
Fidelity Securities Lending Cash Central Fund	1,718
Total	$4,504

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $103,714,135. Net unrealized appreciation aggregated $16,421,601, of which $18,329,586 related to appreciated investment securities and $1,907,985 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Materials Portfolio

March 31, 2016

VMATP-QTLY-0516
1.856923.108

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Building Products - 0.0%
Building Products - 0.0%
GCP Applied Technologies, Inc. (a)	924	$18,425
Chemicals - 71.3%
Commodity Chemicals - 6.8%
LyondellBasell Industries NV Class A	28,516	2,440,399
Orion Engineered Carbons SA	38,756	547,235
Trinseo SA (a)	10,000	368,100
		3,355,734
Diversified Chemicals - 28.7%
E.I. du Pont de Nemours & Co.	113,300	7,174,154
Eastman Chemical Co.	57,935	4,184,645
Olin Corp.	19,300	335,241
The Dow Chemical Co.	47,800	2,431,108
		14,125,148
Fertilizers & Agricultural Chemicals - 10.7%
Agrium, Inc. (b)	5,000	441,463
CF Industries Holdings, Inc.	34,200	1,071,828
Monsanto Co.	36,427	3,196,105
Potash Corp. of Saskatchewan, Inc.	32,700	556,687
		5,266,083
Specialty Chemicals - 25.1%
Ashland, Inc.	18,200	2,001,272
Ecolab, Inc.	21,828	2,434,259
Frutarom Industries Ltd.	9,200	482,503
NewMarket Corp.	2,029	804,012
PPG Industries, Inc.	22,000	2,452,780
Symrise AG	1,100	73,850
Valspar Corp.	21,200	2,268,824
W.R. Grace & Co. (a)	26,146	1,861,072
		12,378,572

TOTAL CHEMICALS		35,125,537

Construction Materials - 5.1%
Construction Materials - 5.1%
Eagle Materials, Inc.	35,988	2,523,119
Containers & Packaging - 19.8%
Metal & Glass Containers - 4.3%
Ball Corp.	29,300	2,088,797
Paper Packaging - 15.5%
Graphic Packaging Holding Co.	187,700	2,411,945
Sealed Air Corp.	16,700	801,767
WestRock Co.	113,598	4,433,730
		7,647,442

TOTAL CONTAINERS & PACKAGING		9,736,239

Energy Equipment & Services - 0.2%
Oil & Gas Equipment & Services - 0.2%
Aspen Aerogels, Inc. (a)	22,448	101,016
Metals & Mining - 1.7%
Diversified Metals & Mining - 1.7%
Compass Minerals International, Inc. (b)	11,600	821,976
TOTAL COMMON STOCKS
(Cost $42,670,289)		48,326,312

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.39% (c)	489,010	489,010
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	1,317,875	1,317,875
TOTAL MONEY MARKET FUNDS
(Cost $1,806,885)		1,806,885
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $44,477,174)		50,133,197
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(902,032)
NET ASSETS - 100%		$49,231,165

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$527
Fidelity Securities Lending Cash Central Fund	1,383
Total	$1,910

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $44,958,568. Net unrealized appreciation aggregated $5,174,629, of which $7,749,659 related to appreciated investment securities and $2,575,030 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Real Estate Portfolio

March 31, 2016

VIPRE-QTLY-0516
1.799880.112

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Hilton Worldwide Holdings, Inc.	263,500	$5,934,020
Real Estate Investment Trusts - 97.4%
REITs - Apartments - 18.0%
AvalonBay Communities, Inc.	88,142	16,764,608
Equity Residential (SBI)	218,570	16,399,307
Essex Property Trust, Inc.	98,939	23,137,875
Mid-America Apartment Communities, Inc.	184,400	18,847,524
UDR, Inc.	567,600	21,869,628
		97,018,942
REITs - Diversified - 5.8%
Cousins Properties, Inc.	341,700	3,546,846
DuPont Fabros Technology, Inc.	275,500	11,166,015
Forest City Realty Trust, Inc.	494,520	10,429,427
Liberty Property Trust (SBI)	116,200	3,888,052
Vornado Realty Trust	22,210	2,097,290
		31,127,630
REITs - Health Care - 10.8%
Healthcare Realty Trust, Inc.	458,400	14,159,976
Sabra Health Care REIT, Inc.	254,800	5,118,932
Ventas, Inc.	452,610	28,496,326
Welltower, Inc.	150,328	10,423,744
		58,198,978
REITs - Hotels - 4.6%
Ashford Hospitality Prime, Inc.	159,982	1,866,990
Chesapeake Lodging Trust	64,400	1,704,024
FelCor Lodging Trust, Inc.	1,174,686	9,538,450
Host Hotels & Resorts, Inc.	701,978	11,723,033
		24,832,497
REITs - Management/Investment - 2.4%
Coresite Realty Corp.	24,300	1,701,243
Empire State Realty Trust, Inc.	619,700	10,863,341
		12,564,584
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	36,100	2,625,553
Sun Communities, Inc.	133,799	9,581,346
		12,206,899
REITs - Office Property - 13.8%
Alexandria Real Estate Equities, Inc.	56,079	5,097,020
Boston Properties, Inc.	233,477	29,670,257
Mack-Cali Realty Corp.	773,700	18,181,950
New York (REIT), Inc.	138,000	1,393,800
Parkway Properties, Inc.	465,500	7,289,730
SL Green Realty Corp.	96,359	9,335,260
VEREIT, Inc.	389,400	3,453,978
		74,421,995
REITs - Regional Malls - 15.9%
General Growth Properties, Inc.	351,900	10,461,987
Pennsylvania Real Estate Investment Trust (SBI)	73,000	1,595,050
Simon Property Group, Inc.	308,799	64,134,463
Taubman Centers, Inc.	50,100	3,568,623
The Macerich Co.	74,600	5,911,304
		85,671,427
REITs - Shopping Centers - 9.0%
Brixmor Property Group, Inc.	73,700	1,888,194
Cedar Shopping Centers, Inc.	745,318	5,388,649
Federal Realty Investment Trust (SBI)	112,600	17,571,230
Kite Realty Group Trust	134,953	3,739,548
Ramco-Gershenson Properties Trust (SBI)	253,900	4,577,817
Urban Edge Properties	595,705	15,393,017
		48,558,455
REITs - Storage - 10.2%
Extra Space Storage, Inc.	279,300	26,103,378
Public Storage	105,055	28,977,321
		55,080,699
REITs - Warehouse/Industrial - 4.5%
DCT Industrial Trust, Inc.	385,450	15,213,712
Prologis, Inc.	131,637	5,815,723
Terreno Realty Corp.	140,601	3,297,093
		24,326,528
Specialized REITs - 0.1%
Gaming & Leisure Properties	8,700	269,004

TOTAL REAL ESTATE INVESTMENT TRUSTS		524,277,638

TOTAL COMMON STOCKS
(Cost $383,969,965)		530,211,658

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.39% (a)
(Cost $12,451,843)	12,451,843	12,451,843
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $396,421,808)		542,663,501
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(4,354,951)
NET ASSETS - 100%		$538,308,550

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,234
Total	$8,234

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $398,146,055. Net unrealized appreciation aggregated $144,517,446, of which $151,471,701 related to appreciated investment securities and $6,954,255 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

March 31, 2016

VHC-QTLY-0516
1.814639.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Biotechnology - 26.2%
Biotechnology - 26.2%
AbbVie, Inc.	229,800	$13,126,176
Ablynx NV (a)(b)	193,600	2,786,763
Acceleron Pharma, Inc. (a)	61,814	1,631,271
Acorda Therapeutics, Inc. (a)	118,800	3,142,260
Actelion Ltd.	35,000	5,230,617
Advanced Accelerator Applications SA sponsored ADR	7,100	248,642
Advaxis, Inc. (a)(b)	193,299	1,745,490
Alexion Pharmaceuticals, Inc. (a)	128,665	17,912,741
Alnylam Pharmaceuticals, Inc. (a)	59,910	3,760,551
AMAG Pharmaceuticals, Inc. (a)(b)	78,525	1,837,485
Amgen, Inc.	323,000	48,427,390
Amicus Therapeutics, Inc. (a)(b)	283,700	2,397,265
Anacor Pharmaceuticals, Inc. (a)	111,793	5,975,336
Arena Pharmaceuticals, Inc. (a)	884,999	1,743,448
Array BioPharma, Inc. (a)	450,020	1,327,559
BeiGene Ltd. ADR	24,600	721,026
Biogen, Inc. (a)	50,448	13,132,623
BioMarin Pharmaceutical, Inc. (a)	63,300	5,220,984
bluebird bio, Inc. (a)(b)	16,300	692,750
Blueprint Medicines Corp. (b)	69,300	1,250,865
Celgene Corp. (a)	66,340	6,639,971
Cellectis SA sponsored ADR (b)	86,200	2,370,500
CytomX Therapeutics, Inc. (a)(b)	52,300	674,670
Edge Therapeutics, Inc. (a)(b)	10,600	96,990
Galapagos Genomics NV sponsored ADR	48,000	2,007,360
Gilead Sciences, Inc.	71,990	6,613,001
Heron Therapeutics, Inc. (a)(b)	63,320	1,202,447
Incyte Corp. (a)	27,800	2,014,666
Insmed, Inc. (a)	300,000	3,801,000
Intercept Pharmaceuticals, Inc. (a)	30,479	3,915,637
Mirati Therapeutics, Inc. (a)(b)	100,000	2,140,000
Neurocrine Biosciences, Inc. (a)	85,800	3,393,390
ProNai Therapeutics, Inc. (a)	37,611	253,498
Puma Biotechnology, Inc. (a)(b)	130,300	3,826,911
Radius Health, Inc. (a)(b)	60,000	1,886,400
Regeneron Pharmaceuticals, Inc. (a)	42,400	15,282,656
Spark Therapeutics, Inc. (a)(b)	53,048	1,565,446
TESARO, Inc. (a)(b)	108,700	4,786,061
Ultragenyx Pharmaceutical, Inc. (a)	75,000	4,748,250
United Therapeutics Corp. (a)	19,010	2,118,284
Vertex Pharmaceuticals, Inc. (a)	224,200	17,821,658
Xencor, Inc. (a)	114,600	1,537,932
		221,007,970
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
RPI International Holdings LP (c)	21,133	2,835,626
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	92,659	2,002,361
Health Care Equipment & Supplies - 25.6%
Health Care Equipment - 23.2%
Atricure, Inc. (a)	150,000	2,524,500
Boston Scientific Corp. (a)	2,530,000	47,589,300
CONMED Corp.	35,500	1,488,870
Edwards Lifesciences Corp. (a)	132,230	11,664,008
HeartWare International, Inc. (a)(b)	76,785	2,412,585
Integra LifeSciences Holdings Corp. (a)	83,400	5,617,824
Intuitive Surgical, Inc. (a)	22,800	13,703,940
LivaNova PLC (a)	19,200	1,036,416
Medtronic PLC	1,070,000	80,249,999
Neovasc, Inc. (a)	540,000	2,305,800
Nevro Corp. (a)(b)	107,300	6,036,698
Novocure Ltd. (a)(b)	64,600	935,408
ResMed, Inc.	96,400	5,573,848
Wright Medical Group NV (a)	460,000	7,636,000
Zeltiq Aesthetics, Inc. (a)(b)	110,711	3,006,911
Zimmer Biomet Holdings, Inc.	30,900	3,294,867
		195,076,974
Health Care Supplies - 2.4%
ICU Medical, Inc. (a)	33,200	3,456,120
Penumbra, Inc. (a)(b)	58,029	2,669,334
The Cooper Companies, Inc.	69,874	10,758,500
The Spectranetics Corp. (a)(b)	250,000	3,630,000
		20,513,954

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		215,590,928

Health Care Providers & Services - 15.5%
Health Care Distributors & Services - 3.8%
Amplifon SpA	316,600	2,745,175
EBOS Group Ltd.	440,000	5,231,002
McKesson Corp.	150,437	23,656,218
		31,632,395
Health Care Facilities - 3.5%
Brookdale Senior Living, Inc. (a)	169,450	2,690,866
HCA Holdings, Inc. (a)	138,500	10,809,925
Surgical Care Affiliates, Inc. (a)	139,800	6,469,944
Universal Health Services, Inc. Class B	78,500	9,790,520
		29,761,255
Health Care Services - 1.0%
Adeptus Health, Inc. Class A (a)(b)	41,800	2,321,572
Envision Healthcare Holdings, Inc. (a)	195,700	3,992,280
United Drug PLC (United Kingdom)	251,400	2,108,668
		8,422,520
Managed Health Care - 7.2%
Aetna, Inc.	64,300	7,224,105
Anthem, Inc.	48,000	6,671,520
Cigna Corp.	129,700	17,800,028
Humana, Inc.	21,700	3,970,015
UnitedHealth Group, Inc.	192,007	24,749,702
		60,415,370

TOTAL HEALTH CARE PROVIDERS & SERVICES		130,231,540

Health Care Technology - 3.3%
Health Care Technology - 3.3%
athenahealth, Inc. (a)(b)	97,000	13,461,660
Castlight Health, Inc. (a)	104,900	349,317
Castlight Health, Inc. Class B (a)(b)	65,240	217,249
Connecture, Inc. (a)(b)	245,300	627,968
Evolent Health, Inc. (b)	95,475	1,008,216
HealthStream, Inc. (a)	223,392	4,934,729
Medidata Solutions, Inc. (a)	190,000	7,354,900
		27,954,039
Life Sciences Tools & Services - 2.5%
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	380,900	15,178,865
Bruker Corp.	138,032	3,864,896
PRA Health Sciences, Inc. (a)	50,800	2,172,208
		21,215,969
Pharmaceuticals - 23.9%
Pharmaceuticals - 23.9%
Allergan PLC (a)	167,700	44,948,631
Amphastar Pharmaceuticals, Inc. (a)	217,500	2,610,000
Astellas Pharma, Inc.	440,100	5,848,713
Bristol-Myers Squibb Co.	519,070	33,158,192
Catalent, Inc. (a)	220,783	5,888,283
Dechra Pharmaceuticals PLC	210,000	3,637,447
Eisai Co. Ltd.	86,000	5,173,220
Endo International PLC (a)	207,403	5,838,394
Horizon Pharma PLC (a)	269,500	4,465,615
Jazz Pharmaceuticals PLC (a)	55,263	7,214,585
Jiangsu Hengrui Medicine Co. Ltd.	513,554	3,761,072
Lee's Pharmaceutical Holdings Ltd.	1,786,500	1,252,820
Mylan N.V.	77,800	3,606,030
Pfizer, Inc.	420,000	12,448,800
Prestige Brands Holdings, Inc. (a)	81,200	4,335,268
SCYNEXIS, Inc. (a)	400,000	1,612,000
Sun Pharmaceutical Industries Ltd.	377,773	4,675,479
Teva Pharmaceutical Industries Ltd. sponsored ADR	773,700	41,400,687
The Medicines Company (a)(b)	106,400	3,380,328
TherapeuticsMD, Inc. (a)(b)	700,000	4,480,000
Valeant Pharmaceuticals International, Inc. (Canada) (a)	64,000	1,683,200
		201,418,764
Professional Services - 0.9%
Human Resource & Employment Services - 0.9%
WageWorks, Inc. (a)	140,100	7,090,461
TOTAL COMMON STOCKS
(Cost $795,712,148)		829,347,658

Convertible Preferred Stocks - 0.2%
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $1,193,163)	181,172	1,581,632

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.39% (d)	11,520,249	11,520,249
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	35,259,660	35,259,660
TOTAL MONEY MARKET FUNDS
(Cost $46,779,909)		46,779,909
TOTAL INVESTMENT PORTFOLIO - 104.1%
(Cost $843,685,220)		877,709,199
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(34,435,934)
NET ASSETS - 100%		$843,273,265

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,417,258 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$1,193,163
RPI International Holdings LP	5/21/15 - 3/23/16	$2,801,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,086
Fidelity Securities Lending Cash Central Fund	96,868
Total	$103,954

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$829,347,658	$820,663,319	$5,848,713	$2,835,626
Convertible Preferred Stocks	1,581,632	--	--	1,581,632
Money Market Funds	46,779,909	46,779,909	--	--
Total Investments in Securities:	$877,709,199	$867,443,228	$5,848,713	$4,417,258

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$26,315,303

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $849,254,207. Net unrealized appreciation aggregated $28,454,992, of which $134,739,074 related to appreciated investment securities and $106,284,082 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

March 31, 2016

VCI-QTLY-0516
1.814645.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Auto Components - 4.7%
Auto Parts & Equipment - 4.7%
Delphi Automotive PLC	47,237	$3,543,720
Tenneco, Inc. (a)	59,451	3,062,321
Visteon Corp.	26,400	2,101,176
		8,707,217
Automobiles - 0.2%
Automobile Manufacturers - 0.2%
Ferrari NV	9,600	400,320
Beverages - 1.9%
Distillers & Vintners - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.)	10,400	1,571,336
Soft Drinks - 1.0%
Monster Beverage Corp.	13,840	1,845,979

TOTAL BEVERAGES		3,417,315

Food & Staples Retailing - 0.3%
Hypermarkets & Super Centers - 0.3%
Costco Wholesale Corp.	4,100	646,078
Hotels, Restaurants & Leisure - 14.4%
Casinos & Gaming - 2.5%
Las Vegas Sands Corp.	88,860	4,592,285
Hotels, Resorts & Cruise Lines - 4.1%
Accor SA	25,000	1,059,385
Hilton Worldwide Holdings, Inc.	289,940	6,529,449
		7,588,834
Leisure Facilities - 1.5%
Vail Resorts, Inc.	19,960	2,668,652
Restaurants - 6.3%
McDonald's Corp.	24,520	3,081,674
Starbucks Corp.	142,870	8,529,339
		11,611,013

TOTAL HOTELS, RESTAURANTS & LEISURE		26,460,784

Household Durables - 1.6%
Home Furnishings - 0.5%
Tempur Sealy International, Inc. (a)	14,096	856,896
Household Appliances - 1.1%
Techtronic Industries Co. Ltd.	535,908	2,117,422

TOTAL HOUSEHOLD DURABLES		2,974,318

Household Products - 2.0%
Household Products - 2.0%
Spectrum Brands Holdings, Inc.	34,180	3,735,190
Internet & Catalog Retail - 14.3%
Internet Retail - 14.3%
Amazon.com, Inc. (a)	36,658	21,761,655
Netflix, Inc. (a)	15,700	1,605,011
Ocado Group PLC (a)(b)	715,733	2,982,145
		26,348,811
Media - 22.8%
Advertising - 2.4%
Interpublic Group of Companies, Inc.	193,157	4,432,953
Broadcasting - 0.8%
ITV PLC	419,078	1,451,785
Cable & Satellite - 10.2%
Charter Communications, Inc. Class A (a)(b)	62,880	12,728,798
Comcast Corp. Class A	64,480	3,938,438
Naspers Ltd. Class N	15,940	2,225,203
		18,892,439
Movies & Entertainment - 9.4%
The Walt Disney Co.	148,757	14,773,058
Time Warner, Inc.	34,300	2,488,465
		17,261,523

TOTAL MEDIA		42,038,700

Multiline Retail - 0.8%
General Merchandise Stores - 0.8%
B&M European Value Retail S.A.	379,131	1,445,174
Specialty Retail - 25.2%
Apparel Retail - 10.9%
Inditex SA	29,598	992,114
L Brands, Inc.	103,700	9,105,897
Ross Stores, Inc.	133,000	7,700,700
TJX Companies, Inc.	29,317	2,296,987
		20,095,698
Automotive Retail - 5.1%
AutoZone, Inc. (a)	7,770	6,190,281
O'Reilly Automotive, Inc. (a)	11,380	3,114,251
		9,304,532
Home Improvement Retail - 9.2%
Home Depot, Inc.	127,040	16,950,947
Specialty Stores - 0.0%
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	400	77,496

TOTAL SPECIALTY RETAIL		46,428,673

Textiles, Apparel & Luxury Goods - 9.0%
Apparel, Accessories & Luxury Goods - 4.1%
G-III Apparel Group Ltd. (a)	36,952	1,806,583
Regina Miracle International Holdings Ltd. (a)	90,019	131,361
VF Corp.	87,600	5,672,976
		7,610,920
Footwear - 4.9%
NIKE, Inc. Class B	145,870	8,966,629

TOTAL TEXTILES, APPAREL & LUXURY GOODS		16,577,549

TOTAL COMMON STOCKS
(Cost $156,186,253)		179,180,129

Money Market Funds - 11.3%
Fidelity Cash Central Fund, 0.39% (c)	4,481,706	4,481,706
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	16,267,494	16,267,494
TOTAL MONEY MARKET FUNDS
(Cost $20,749,200)		20,749,200
TOTAL INVESTMENT PORTFOLIO - 108.5%
(Cost $176,935,453)		199,929,329
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(15,585,582)
NET ASSETS - 100%		$184,343,747

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,489
Fidelity Securities Lending Cash Central Fund	54,615
Total	$57,104

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$179,180,129	$178,188,015	$992,114	$--
Money Market Funds	20,749,200	20,749,200	--	--
Total Investments in Securities:	$199,929,329	$198,937,215	$992,114	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$4,478,831

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $177,337,320. Net unrealized appreciation aggregated $22,592,009, of which $28,797,127 related to appreciated investment securities and $6,205,118 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Technology Portfolio

March 31, 2016

VTC-QTLY-0516
1.814636.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Automobiles - 1.3%
Automobile Manufacturers - 1.3%
Tesla Motors, Inc. (a)(b)	16,200	$3,722,274
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR	500	14,655
Genscript Biotech Corp.	3,138,000	554,192
		568,847
Chemicals - 0.3%
Specialty Chemicals - 0.3%
Duk San Neolux Co. Ltd. (a)	30,593	785,395
Communications Equipment - 0.8%
Communications Equipment - 0.8%
ADTRAN, Inc.	29,200	590,424
CommScope Holding Co., Inc. (a)	51,100	1,426,712
Finisar Corp. (a)	700	12,768
Infinera Corp. (a)	13,600	218,416
Polycom, Inc. (a)	15	167
Sandvine Corp. (U.K.)	19,488	41,714
ShoreTel, Inc. (a)	9,900	73,656
		2,363,857
Diversified Consumer Services - 0.9%
Education Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR	77,300	2,673,807
Diversified Financial Services - 1.3%
Other Diversified Financial Services - 1.3%
Broadcom Ltd.	23,700	3,661,650
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	54,200	545,252
inContact, Inc. (a)	7,000	62,230
		607,482
Electrical Equipment - 0.7%
Electrical Components & Equipment - 0.7%
Lumenpulse, Inc. (a)(b)	50,000	653,705
Nidec Corp.	3,200	218,952
Sensata Technologies Holding BV (a)	29,600	1,149,664
		2,022,321
Electronic Equipment & Components - 4.0%
Electronic Components - 1.7%
Alps Electric Co. Ltd.	6,000	104,598
Amphenol Corp. Class A	7,000	404,740
AVX Corp.	1,300	16,341
Corning, Inc.	1,200	25,068
DTS, Inc. (a)	400	8,712
E Ink Holdings, Inc. GDR (a)(c)	1,000	5,773
InvenSense, Inc. (a)(b)	8,600	72,240
Knowles Corp. (a)(b)	6,827	89,980
Largan Precision Co. Ltd.	16,000	1,238,982
Ledlink Optics, Inc.	206,642	298,226
Murata Manufacturing Co. Ltd.	3,800	458,181
Polytronics Technology Corp.	87,000	166,872
Samsung SDI Co. Ltd.	8,390	725,297
Sunny Optical Technology Group Co. Ltd.	131,000	368,141
Taiyo Yuden Co. Ltd.	9,300	90,732
Vishay Intertechnology, Inc.	1,700	20,757
Yageo Corp.	487,981	804,215
Yaskawa Electric Corp.	3,000	34,626
		4,933,481
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	254,945	547,554
Control4 Corp. (a)(b)	9,900	78,804
Firich Enterprise Co. Ltd.	11,235	29,256
Itron, Inc. (a)	400	16,688
VeriFone Systems, Inc. (a)	500	14,120
		686,422
Electronic Manufacturing Services - 2.0%
AIC, Inc.	6,000	16,555
KEMET Corp. (a)	2,800	5,404
Merry Electronics Co. Ltd.	196,000	334,575
Multi-Fineline Electronix, Inc. (a)	411	9,539
TE Connectivity Ltd.	16,300	1,009,296
Trimble Navigation Ltd. (a)	179,470	4,450,856
		5,826,225
Technology Distributors - 0.0%
Anixter International, Inc. (a)	300	15,633
Arrow Electronics, Inc. (a)	600	38,646
		54,279

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		11,500,407

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
China Medical Technologies, Inc. sponsored ADR (a)	300	0
Intai Technology Corp.	64,000	330,726
		330,726
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	600	14,802
Health Care Technology - 1.0%
Health Care Technology - 1.0%
athenahealth, Inc. (a)	6,600	915,948
M3, Inc.	18,400	463,004
Medidata Solutions, Inc. (a)	39,500	1,529,045
		2,907,997
Hotels, Restaurants & Leisure - 0.6%
Casinos & Gaming - 0.4%
500.com Ltd. sponsored ADR Class A (a)(b)	59,100	986,970
Hotels, Resorts & Cruise Lines - 0.2%
Tuniu Corp. Class A sponsored ADR (a)(b)	65,300	681,079

TOTAL HOTELS, RESTAURANTS & LEISURE		1,668,049

Household Durables - 0.5%
Consumer Electronics - 0.3%
Sky Light Holdings Ltd.	140,000	20,213
Sony Corp.	28,100	722,483
		742,696
Household Appliances - 0.2%
iRobot Corp. (a)	500	17,650
Techtronic Industries Co. Ltd.	146,500	578,835
		596,485

TOTAL HOUSEHOLD DURABLES		1,339,181

Independent Power and Renewable Electricity Producers - 0.0%
Renewable Electricity - 0.0%
Vivint Solar, Inc. (a)(b)	3,800	10,070
Industrial Conglomerates - 0.0%
Industrial Conglomerates - 0.0%
Toshiba Corp. (a)	32,000	62,268
Internet & Catalog Retail - 2.3%
Internet Retail - 2.3%
Amazon.com, Inc. (a)	1,200	712,368
Ctrip.com International Ltd. ADR (a)	6,600	292,116
Etsy, Inc.	900	7,830
Groupon, Inc. Class A (a)(b)	315,600	1,259,244
InterPark INT Corp.	464	8,144
JD.com, Inc. sponsored ADR (a)	16,100	426,650
Jumei International Holding Ltd. sponsored ADR (a)(b)	123,500	803,985
MakeMyTrip Ltd. (a)	3,400	61,506
MySale Group PLC (a)	59,700	36,013
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	71,114	2,823,226
Vipshop Holdings Ltd. ADR (a)	14,700	189,336
Wayfair LLC Class A (a)	600	25,932
		6,646,350
Internet Software & Services - 30.3%
Internet Software & Services - 30.3%
58.com, Inc. ADR (a)(b)	85,600	4,763,640
Alibaba Group Holding Ltd. sponsored ADR (a)	118,200	9,341,346
Alphabet, Inc.:
Class A	19,100	14,571,390
Class C	21,461	15,987,372
Amber Road, Inc. (a)(b)	20,000	108,200
Baidu.com, Inc. sponsored ADR (a)	700	133,616
Bazaarvoice, Inc. (a)	600	1,890
blinkx PLC (a)	50,400	15,382
ChannelAdvisor Corp. (a)	45,800	515,250
Cimpress NV (a)	600	54,414
Cornerstone OnDemand, Inc. (a)	19,700	645,569
Demandware, Inc. (a)	6,100	238,510
eBay, Inc. (a)	2,400	57,264
eGain Communications Corp. (a)(b)	113,400	402,570
Endurance International Group Holdings, Inc. (a)	92,500	974,025
Facebook, Inc. Class A (a)	137,389	15,676,085
Hortonworks, Inc. (a)	400	4,520
Instructure, Inc. (a)(b)	19,062	341,972
Leju Holdings Ltd. ADR	654	3,407
LivePerson, Inc. (a)	8,800	51,480
LogMeIn, Inc. (a)	9,391	473,870
Marketo, Inc. (a)	200	3,914
MercadoLibre, Inc.	200	23,570
MINDBODY, Inc. (b)	230,500	3,072,565
New Relic, Inc. (a)	16,800	438,144
Phoenix New Media Ltd. ADR (a)	8,800	39,160
Renren, Inc. ADR (a)(b)	52,500	171,675
SciQuest, Inc. (a)	222,315	3,085,732
SINA Corp. (a)	24,600	1,165,302
SouFun Holdings Ltd. ADR (b)	161,100	964,989
Twitter, Inc. (a)	6,100	100,955
Weibo Corp. sponsored ADR (a)(b)	20,300	364,385
Wix.com Ltd. (a)	20,600	417,562
Xunlei Ltd. sponsored ADR (a)	192,407	1,175,607
Yahoo!, Inc. (a)	281,300	10,354,653
Yelp, Inc. (a)	14,400	286,272
Yirendai Ltd. sponsored ADR	9,900	115,236
YY, Inc. ADR (a)	4,800	295,632
		86,437,125
IT Services - 7.0%
Data Processing & Outsourced Services - 6.6%
Alliance Data Systems Corp. (a)	400	88,000
Amadeus IT Holding SA Class A	7,300	313,078
eClerx Services Ltd.	6,580	129,023
EVERTEC, Inc.	10,100	141,198
Fidelity National Information Services, Inc.	14,900	943,319
Fiserv, Inc. (a)	8,000	820,640
FleetCor Technologies, Inc. (a)	13,900	2,067,625
Global Payments, Inc.	23,900	1,560,670
Optimal Payments PLC (a)	461,332	2,807,386
PayPal Holdings, Inc. (a)	2,400	92,640
Syntel, Inc. (a)	4,000	199,720
Teletech Holdings, Inc.	4,994	138,633
The Western Union Co.	4,100	79,089
Total System Services, Inc.	15,900	756,522
Travelport Worldwide Ltd.	51,000	696,660
Visa, Inc. Class A	103,900	7,946,272
		18,780,475
IT Consulting & Other Services - 0.4%
China Information Technology, Inc. (a)	42	62
IBM Corp.	100	15,145
Lionbridge Technologies, Inc. (a)	132,300	669,438
ServiceSource International, Inc. (a)	22,300	94,998
Virtusa Corp. (a)	10,000	374,600
		1,154,243

TOTAL IT SERVICES		19,934,718

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	94,814	306,630
Media - 0.5%
Advertising - 0.1%
iCar Asia Ltd. (a)(b)	224,524	155,759
ReachLocal, Inc. (a)(b)	14,600	26,134
		181,893
Cable & Satellite - 0.4%
DISH Network Corp. Class A (a)	500	23,130
Naspers Ltd. Class N	8,200	1,144,709
		1,167,839

TOTAL MEDIA		1,349,732

Metals & Mining - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	700	0
Road & Rail - 0.5%
Trucking - 0.5%
eHi Car Service Co. Ltd. sponsored ADR (a)(b)	106,250	1,327,063
Semiconductors & Semiconductor Equipment - 15.9%
Semiconductor Equipment - 1.9%
Amkor Technology, Inc. (a)	133,800	788,082
Applied Materials, Inc.	1,400	29,652
Daqo New Energy Corp. ADR (a)	72,200	1,343,642
Entegris, Inc. (a)	55,800	759,996
EO Technics Co. Ltd.	13,070	1,364,977
SMA Solar Technology AG (b)	3,955	206,703
SolarEdge Technologies, Inc.	10,600	266,484
STR Holdings, Inc. (a)	433	130
SunEdison Semiconductor Ltd. (a)	29,300	189,864
Ultratech, Inc. (a)	26,600	580,944
		5,530,474
Semiconductors - 14.0%
Advanced Semiconductor Engineering, Inc.	1,554,000	1,798,022
Advanced Semiconductor Engineering, Inc. sponsored ADR	220,000	1,287,000
Applied Micro Circuits Corp. (a)	12,600	81,396
ARM Holdings PLC sponsored ADR	1,400	61,166
Cavium, Inc. (a)	8,991	549,890
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	5,606	97,432
Diodes, Inc. (a)	3,600	72,360
Energy Conversion Devices, Inc. (a)	2,100	0
Everlight Electronics Co. Ltd.	292,000	485,760
Himax Technologies, Inc. sponsored ADR	1,400	15,736
Hua Hong Semiconductor Ltd.	442,000	441,581
Inphi Corp. (a)	16,500	550,110
Intersil Corp. Class A	42,500	568,225
M/A-COM Technology Solutions Holdings, Inc. (a)	10,400	455,416
Macronix International Co. Ltd. (a)	88,000	11,471
MagnaChip Semiconductor Corp. (a)	8,400	45,696
Marvell Technology Group Ltd.	669,300	6,900,483
Maxim Integrated Products, Inc.	41,100	1,511,658
MaxLinear, Inc. Class A (a)	160,700	2,972,950
Melexis NV	2,710	147,401
Micron Technology, Inc. (a)	494,100	5,173,227
Microsemi Corp. (a)	9,882	378,579
Monolithic Power Systems, Inc.	22,100	1,406,444
NVIDIA Corp.	1,300	46,319
NXP Semiconductors NV (a)	45,749	3,708,871
ON Semiconductor Corp. (a)	120,400	1,154,636
On-Bright Electronics, Inc.	15,000	84,730
Power Integrations, Inc.	8,514	422,805
Qorvo, Inc. (a)	48,100	2,424,721
Qualcomm, Inc.	86,800	4,438,952
Sanken Electric Co. Ltd.	75,000	225,243
Silicon Laboratories, Inc. (a)	19,200	863,232
Silicon Motion Technology Corp. sponsored ADR	19,500	756,795
Sitronix Technology Corp.	44,000	127,275
Skyworks Solutions, Inc.	300	23,370
SunPower Corp. (a)(b)	364	8,132
Vanguard International Semiconductor Corp.	346,000	540,155
YoungTek Electronics Corp.	175	257
		39,837,496

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		45,367,970

Software - 15.3%
Application Software - 8.7%
Adobe Systems, Inc. (a)	39,700	3,723,860
ANSYS, Inc. (a)	8,400	751,464
Atlassian Corp. PLC	900	22,635
Autodesk, Inc. (a)	38,100	2,221,611
Broadleaf Co. Ltd.	56,600	683,455
BroadSoft, Inc. (a)	22,900	924,015
Citrix Systems, Inc. (a)	9,800	770,084
Descartes Systems Group, Inc. (a)	78,200	1,522,153
HubSpot, Inc. (a)	400	17,448
Idreamsky Technology Ltd. ADR (a)	70,100	963,174
Intuit, Inc.	13,700	1,424,937
Jive Software, Inc. (a)	10,700	40,446
Kingdee International Software Group Co. Ltd.	72,400	23,333
Manhattan Associates, Inc. (a)	5,152	292,994
MobileIron, Inc. (a)(b)	2,800	12,656
Mobileye NV (a)(b)	37,900	1,413,291
Parametric Technology Corp. (a)	8,300	275,228
Pegasystems, Inc.	800	20,304
Qlik Technologies, Inc. (a)	4,700	135,924
Salesforce.com, Inc. (a)	68,600	5,064,738
Sinosoft Tech Group Ltd.	600,000	304,743
Splunk, Inc. (a)	12,700	621,411
Textura Corp. (a)	41,500	773,145
Ultimate Software Group, Inc. (a)	4,900	948,150
Verint Systems, Inc. (a)	666	22,231
Workday, Inc. Class A (a)	8,500	653,140
Workiva, Inc. (a)(b)	21,300	248,145
Xura, Inc. (a)	513	10,091
Zendesk, Inc. (a)	39,000	816,270
		24,701,076
Home Entertainment Software - 1.9%
Electronic Arts, Inc. (a)	20,400	1,348,644
NCSOFT Corp.	6,457	1,429,313
NHN Entertainment Corp. (a)	9,392	451,065
Nintendo Co. Ltd.	8,800	1,250,905
Nintendo Co. Ltd. ADR (b)	27,800	493,450
Rosetta Stone, Inc. (a)	1,100	7,381
WeMade Entertainment Co. Ltd. (a)	20,000	545,756
		5,526,514
Systems Software - 4.7%
Allot Communications Ltd. (a)	62,900	328,967
CyberArk Software Ltd. (a)	9,600	409,248
Fleetmatics Group PLC (a)	68,900	2,804,919
Infoblox, Inc. (a)	700	11,970
Microsoft Corp.	76,800	4,241,664
NetSuite, Inc. (a)(b)	31,900	2,184,831
Oracle Corp.	35,900	1,468,669
Proofpoint, Inc. (a)	19,600	1,054,088
Rapid7, Inc. (a)(b)	500	6,535
Totvs SA	14,700	111,201
VMware, Inc. Class A (a)(b)	13,800	721,878
		13,343,970

TOTAL SOFTWARE		43,571,560

Technology Hardware, Storage & Peripherals - 11.4%
Technology Hardware, Storage & Peripherals - 11.4%
3D Systems Corp. (a)(b)	2,050	31,714
Apple, Inc.	275,815	30,061,079
Electronics for Imaging, Inc. (a)	15,300	648,567
HP, Inc.	37,317	459,745
Intevac, Inc. (a)	1,500	6,750
NEC Corp.	417,000	1,048,567
Nimble Storage, Inc. (a)	30,300	237,552
Pure Storage, Inc. Class A (a)(b)	2,600	35,594
Smart Technologies, Inc. Class A (a)(b)	11,200	4,032
		32,533,600
Wireless Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Infratel Ltd.	76,427	440,590
TOTAL COMMON STOCKS
(Cost $234,350,868)		272,154,471

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.3%
Internet & Catalog Retail - 0.5%
Internet Retail - 0.5%
China Internet Plus Holdings Ltd. Series B (d)	401,913	1,551,666
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	45,124	2,200,798
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (a)(d)	6,397	84,312

TOTAL CONVERTIBLE PREFERRED STOCKS		3,836,776

Nonconvertible Preferred Stocks - 0.4%
Internet & Catalog Retail - 0.4%
Internet Retail - 0.4%
China Internet Plus Holdings Ltd. Series A-11 (d)	259,152	1,000,508
TOTAL PREFERRED STOCKS
(Cost $3,156,515)		4,837,284

Money Market Funds - 10.1%
Fidelity Cash Central Fund, 0.39% (e)	7,289,188	7,289,188
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	21,508,712	21,508,712
TOTAL MONEY MARKET FUNDS
(Cost $28,797,900)		28,797,900
TOTAL INVESTMENT PORTFOLIO - 107.1%
(Cost $266,305,283)		305,789,655
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(20,228,933)
NET ASSETS - 100%		$285,560,722

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,773 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,837,284 or 1.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$819,141
China Internet Plus Holdings Ltd. Series B	12/11/15	$1,551,666
Nutanix, Inc. Series E	8/26/14	$85,697
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$700,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,451
Fidelity Securities Lending Cash Central Fund	121,901
Total	$124,352

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$272,154,471	$268,164,109	$3,990,362	$--
Preferred Stocks	4,837,284	--	--	4,837,284
Money Market Funds	28,797,900	28,797,900	--	--
Total Investments in Securities:	$305,789,655	$296,962,009	$3,990,362	$4,837,284

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$16,339,626

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$4,848,479
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(11,195)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$4,837,284
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2016	$(11,195)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 03/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$4,837,284	Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$3.86 - $48.77 / $24.66	Increase
		Market comparable	Discount rate	10.0%	Decrease
			EV/Sales multiple	2.8	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $266,859,950. Net unrealized appreciation aggregated $38,929,705, of which $63,316,668 related to appreciated investment securities and $24,386,963 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Energy Portfolio

March 31, 2016

VNR-QTLY-0516
1.814635.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Chemicals - 1.4%
Commodity Chemicals - 1.4%
LyondellBasell Industries NV Class A	43,000	$3,679,940
Energy Equipment & Services - 19.3%
Oil & Gas Drilling - 1.1%
Nabors Industries Ltd.	240,700	2,214,440
Odfjell Drilling A/S (a)(b)	239,550	170,224
Xtreme Drilling & Coil Services Corp. (a)	345,800	410,034
		2,794,698
Oil & Gas Equipment & Services - 18.2%
Baker Hughes, Inc.	196,400	8,608,212
Bristow Group, Inc.	9,700	183,524
Cameron International Corp. (a)	82,200	5,511,510
Dril-Quip, Inc. (a)	50,444	3,054,889
Frank's International NV	188,100	3,099,888
Newpark Resources, Inc. (a)	89,500	386,640
Oceaneering International, Inc.	80,149	2,664,153
RigNet, Inc. (a)	9,900	135,432
Schlumberger Ltd.	283,827	20,932,244
Tesco Corp.	68,800	592,368
Total Energy Services, Inc.	13,800	127,507
Weatherford International Ltd. (a)	178,000	1,384,840
		46,681,207

TOTAL ENERGY EQUIPMENT & SERVICES		49,475,905

Independent Power and Renewable Electricity Producers - 1.0%
Independent Power Producers & Energy Traders - 0.2%
NRG Yield, Inc. Class C (b)	29,300	417,232
Renewable Electricity - 0.8%
NextEra Energy Partners LP	76,900	2,090,911

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		2,508,143

Oil, Gas & Consumable Fuels - 77.3%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	56,900	642,401
Integrated Oil & Gas - 7.7%
Cenovus Energy, Inc.	19,000	247,238
Chevron Corp.	91,531	8,732,057
Exxon Mobil Corp.	92,248	7,711,010
Occidental Petroleum Corp.	43,700	2,990,391
		19,680,696
Oil & Gas Exploration & Production - 56.6%
Anadarko Petroleum Corp.	228,834	10,656,799
Apache Corp.	99,700	4,866,357
ARC Resources Ltd.	20,400	296,713
Bankers Petroleum Ltd. (a)	111,300	157,684
Black Stone Minerals LP	38,400	537,984
Cabot Oil & Gas Corp.	83,900	1,905,369
California Resources Corp.	6,703	6,904
Callon Petroleum Co. (a)	58,170	514,805
Carrizo Oil & Gas, Inc. (a)	118,800	3,673,296
Cimarex Energy Co.	107,487	10,455,260
Concho Resources, Inc. (a)	54,800	5,536,992
ConocoPhillips Co.	127,900	5,150,533
Continental Resources, Inc. (a)(b)	74,700	2,267,892
Denbury Resources, Inc.	77,189	171,360
Devon Energy Corp.	105,500	2,894,920
Diamondback Energy, Inc.	112,300	8,667,314
EOG Resources, Inc.	265,242	19,251,264
Evolution Petroleum Corp.	15,030	73,046
Gran Tierra Energy, Inc. (Canada) (a)	121,900	304,105
Gulfport Energy Corp. (a)	32,100	909,714
Hess Corp.	183,600	9,666,540
Marathon Oil Corp.	202,400	2,254,736
Memorial Resource Development Corp. (a)	160,300	1,631,854
Murphy Oil Corp.	38,600	972,334
Newfield Exploration Co. (a)	294,600	9,795,450
Noble Energy, Inc.	388,912	12,215,726
Parsley Energy, Inc. Class A (a)	122,130	2,760,138
PDC Energy, Inc. (a)	116,034	6,898,221
Pioneer Natural Resources Co.	46,665	6,567,632
QEP Resources, Inc.	86,900	1,226,159
Rice Energy, Inc. (a)	57,014	795,915
Ring Energy, Inc. (a)	24,300	122,715
RSP Permian, Inc. (a)	73,200	2,125,728
Seven Generations Energy Ltd. (a)	129,600	1,950,860
SM Energy Co. (b)	163,910	3,071,673
Synergy Resources Corp. (a)	250,224	1,944,240
TAG Oil Ltd. (a)	120,900	67,024
Whiting Petroleum Corp. (a)(b)	311,300	2,484,174
		144,849,430
Oil & Gas Refining & Marketing - 5.9%
Keyera Corp. (b)	37,800	1,147,316
Valero Energy Corp.	199,588	12,801,574
Western Refining, Inc.	5,400	157,086
World Fuel Services Corp.	23,065	1,120,498
		15,226,474
Oil & Gas Storage & Transport - 6.8%
Buckeye Partners LP	1,699	115,430
Cheniere Energy Partners LP Holdings LLC	58,100	1,049,286
Cheniere Energy, Inc. (a)	44,200	1,495,286
Enterprise Products Partners LP	84,600	2,082,852
Gener8 Maritime, Inc. (a)	27,900	196,974
Golar LNG Ltd. (b)	58,800	1,056,636
Kinder Morgan, Inc.	383,200	6,843,952
Magellan Midstream Partners LP	17,670	1,215,696
Plains All American Pipeline LP	33,600	704,592
Rice Midstream Partners LP	41,400	616,446
Shell Midstream Partners LP	33,700	1,233,757
Targa Resources Corp.	27,000	806,220
		17,417,127

TOTAL OIL, GAS & CONSUMABLE FUELS		197,816,128

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (b)	28,600	719,004
TOTAL COMMON STOCKS
(Cost $256,106,841)		254,199,120

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.39% (c)	1,926,721	1,926,721
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	6,945,010	6,945,010
TOTAL MONEY MARKET FUNDS
(Cost $8,871,731)		8,871,731
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $264,978,572)		263,070,851
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(7,114,555)
NET ASSETS - 100%		$255,956,296

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,063
Fidelity Securities Lending Cash Central Fund	9,740
Total	$11,803

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $274,402,956. Net unrealized depreciation aggregated $11,332,105, of which $24,854,933 related to appreciated investment securities and $36,187,038 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Staples Portfolio

March 31, 2016

VCSP-QTLY-0516
1.856925.108

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Beverages - 24.5%
Brewers - 1.8%
Anheuser-Busch InBev SA NV	8,036	$998,367
Boston Beer Co., Inc. Class A (a)	1,000	185,070
Carlsberg A/S Series B	8,000	762,312
Molson Coors Brewing Co. Class B	37,400	3,597,132
		5,542,881
Distillers & Vintners - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	30,900	4,668,681
Kweichow Moutai Co. Ltd.	9,950	382,078
		5,050,759
Soft Drinks - 21.0%
Britvic PLC	48,500	494,921
Coca-Cola Bottling Co. Consolidated	27,830	4,446,121
Coca-Cola Central Japan Co. Ltd.	86,800	1,440,690
Coca-Cola Enterprises, Inc.	89,600	4,546,304
Coca-Cola HBC AG	9,440	200,661
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,285	316,378
Monster Beverage Corp.	103,400	13,791,492
PepsiCo, Inc.	61,206	6,272,391
The Coca-Cola Co.	696,638	32,317,035
		63,825,993

TOTAL BEVERAGES		74,419,633

Biotechnology - 0.3%
Biotechnology - 0.3%
Enzymotec Ltd. (a)	84,900	766,647
Chemicals - 0.4%
Fertilizers & Agricultural Chemicals - 0.4%
Monsanto Co.	6,100	535,214
Syngenta AG (Switzerland)	1,635	678,029
		1,213,243
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Scandinavian Tobacco Group A/S	20,027	321,729
Food & Staples Retailing - 14.8%
Drug Retail - 9.4%
CVS Health Corp.	156,539	16,237,790
Rite Aid Corp. (a)	64,600	526,490
Walgreens Boots Alliance, Inc.	139,300	11,734,632
		28,498,912
Food Distributors - 0.8%
Sysco Corp.	37,600	1,757,048
United Natural Foods, Inc. (a)	19,000	765,700
		2,522,748
Food Retail - 2.3%
China Resources Beer Holdings Co. Ltd.	242,000	450,473
Kroger Co.	97,652	3,735,189
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,700	270,129
Sprouts Farmers Market LLC (a)	56,400	1,637,856
Whole Foods Market, Inc.	27,400	852,414
		6,946,061
Hypermarkets & Super Centers - 2.3%
Costco Wholesale Corp.	21,600	3,403,728
Wal-Mart Stores, Inc.	51,704	3,541,207
		6,944,935

TOTAL FOOD & STAPLES RETAILING		44,912,656

Food Products - 15.9%
Agricultural Products - 0.2%
Bunge Ltd.	9,512	539,045
Packaged Foods & Meats - 15.7%
Blue Buffalo Pet Products, Inc. (a)(b)	62,200	1,596,052
ConAgra Foods, Inc.	64,900	2,895,838
Danone SA	17,950	1,273,593
Greencore Group PLC	83,800	451,342
Mead Johnson Nutrition Co. Class A	150,800	12,813,476
Mondelez International, Inc.	204,100	8,188,492
Post Holdings, Inc. (a)	19,300	1,327,261
Premium Brands Holdings Corp. (b)	13,900	586,609
The Hain Celestial Group, Inc. (a)	31,180	1,275,574
The Hershey Co.	25,700	2,366,713
The J.M. Smucker Co.	29,700	3,856,248
The Kraft Heinz Co.	53,800	4,226,528
TreeHouse Foods, Inc. (a)	66,700	5,786,225
Tyson Foods, Inc. Class A	15,800	1,053,228
		47,697,179

TOTAL FOOD PRODUCTS		48,236,224

Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Diplomat Pharmacy, Inc. (a)	19,300	528,820
Household Durables - 1.2%
Housewares & Specialties - 1.2%
Jarden Corp. (a)	23,750	1,400,063
Newell Rubbermaid, Inc. (b)	52,700	2,334,083
		3,734,146
Household Products - 14.9%
Household Products - 14.9%
Colgate-Palmolive Co.	19,690	1,391,099
Procter & Gamble Co.	392,136	32,276,714
Spectrum Brands Holdings, Inc.	67,400	7,365,472
Svenska Cellulosa AB (SCA) (B Shares)	138,300	4,321,955
		45,355,240
Personal Products - 9.1%
Personal Products - 9.1%
Asaleo Care Ltd.	462,122	644,716
Avon Products, Inc.	1,396,700	6,718,127
Coty, Inc. Class A (b)	252,700	7,032,641
Estee Lauder Companies, Inc. Class A	58,500	5,517,135
Herbalife Ltd. (a)	72,500	4,463,100
Nu Skin Enterprises, Inc. Class A	17,888	684,216
Ontex Group NV	32,700	1,072,187
Unilever NV (Certificaten Van Aandelen) (Bearer)	34,982	1,567,760
		27,699,882
Specialty Retail - 0.4%
Specialty Stores - 0.4%
GNC Holdings, Inc.	42,100	1,336,675
Tobacco - 16.8%
Tobacco - 16.8%
Altria Group, Inc.	166,896	10,457,703
British American Tobacco PLC sponsored ADR	66,959	7,828,177
Imperial Tobacco Group PLC	19,368	1,074,582
Japan Tobacco, Inc.	23,000	958,461
Philip Morris International, Inc.	220,234	21,607,158
Reynolds American, Inc.	182,900	9,201,699
		51,127,780
TOTAL COMMON STOCKS
(Cost $245,658,075)		299,652,675

Convertible Preferred Stocks - 0.6%
Internet & Catalog Retail - 0.6%
Internet Retail - 0.6%
The Honest Co., Inc. Series D (c)
(Cost $1,499,986)	32,783	1,712,017

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 0.39% (d)	4,596,642	4,596,642
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	9,228,950	9,228,950
TOTAL MONEY MARKET FUNDS
(Cost $13,825,592)		13,825,592
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $260,983,653)		315,190,284
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(11,135,220)
NET ASSETS - 100%		$304,055,064

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,712,017 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/3/15	$1,499,986

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,264
Fidelity Securities Lending Cash Central Fund	69,733
Total	$72,997

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$299,652,675	$296,702,686	$2,949,989	$--
Convertible Preferred Stocks	1,712,017	--	--	1,712,017
Money Market Funds	13,825,592	13,825,592	--	--
Total Investments in Securities:	$315,190,284	$310,528,278	$2,949,989	$1,712,017

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$8,020,872

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $261,747,405. Net unrealized appreciation aggregated $53,442,879, of which $56,290,558 related to appreciated investment securities and $2,847,679 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Financial Services Portfolio

March 31, 2016

VFS-QTLY-0516
1.814647.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
Banks - 25.7%
Diversified Banks - 20.3%
Bank of America Corp.	291,942	$3,947,056
Citigroup, Inc.	91,589	3,823,841
Comerica, Inc.	23,829	902,404
JPMorgan Chase & Co.	68,454	4,053,846
U.S. Bancorp	86,573	3,513,998
Wells Fargo & Co.	64,796	3,133,535
		19,374,680
Regional Banks - 5.4%
CoBiz, Inc.	34,856	411,998
Huntington Bancshares, Inc.	92,600	883,404
M&T Bank Corp.	15,080	1,673,880
Popular, Inc.	27,400	783,914
SunTrust Banks, Inc.	38,700	1,396,296
		5,149,492

TOTAL BANKS		24,524,172

Capital Markets - 7.2%
Asset Management & Custody Banks - 3.8%
Affiliated Managers Group, Inc. (a)	4,084	663,242
Artisan Partners Asset Management, Inc.	4,080	125,827
Invesco Ltd.	28,577	879,314
Northern Trust Corp.	17,350	1,130,700
Oaktree Capital Group LLC Class A	17,400	858,342
		3,657,425
Investment Banking & Brokerage - 3.4%
E*TRADE Financial Corp. (a)	34,600	847,354
Goldman Sachs Group, Inc.	12,210	1,916,726
Virtu Financial, Inc. Class A	19,100	422,301
		3,186,381

TOTAL CAPITAL MARKETS		6,843,806

Consumer Finance - 6.0%
Consumer Finance - 6.0%
American Express Co.	18,300	1,123,620
Capital One Financial Corp.	41,353	2,866,176
OneMain Holdings, Inc. (a)	14,450	396,364
Synchrony Financial (a)	48,300	1,384,278
		5,770,438
Diversified Consumer Services - 1.2%
Specialized Consumer Services - 1.2%
H&R Block, Inc.	44,900	1,186,258
Diversified Financial Services - 7.7%
Multi-Sector Holdings - 5.6%
Berkshire Hathaway, Inc. Class B (a)	37,743	5,354,975
Specialized Finance - 2.1%
IntercontinentalExchange, Inc.	8,676	2,040,075

TOTAL DIVERSIFIED FINANCIAL SERVICES		7,395,050

Insurance - 17.1%
Insurance Brokers - 4.1%
Brown & Brown, Inc.	47,100	1,686,180
Marsh & McLennan Companies, Inc.	37,200	2,261,388
		3,947,568
Life & Health Insurance - 2.1%
Torchmark Corp.	36,190	1,960,050
Property & Casualty Insurance - 10.3%
Allied World Assurance Co. Holdings AG	40,800	1,425,552
Allstate Corp.	36,270	2,443,510
Chubb Ltd.	31,256	3,724,152
FNF Group	64,470	2,185,533
		9,778,747
Reinsurance - 0.6%
Reinsurance Group of America, Inc.	6,200	596,750

TOTAL INSURANCE		16,283,115

IT Services - 5.6%
Data Processing & Outsourced Services - 5.6%
MasterCard, Inc. Class A	14,800	1,398,600
PayPal Holdings, Inc. (a)	11,400	440,040
The Western Union Co.	59,000	1,138,110
Visa, Inc. Class A	31,240	2,389,235
		5,365,985
Professional Services - 0.6%
Research & Consulting Services - 0.6%
Verisk Analytics, Inc. (a)	6,900	551,448
Real Estate Investment Trusts - 19.0%
Diversified REITs - 0.5%
Store Capital Corp.	3,500	90,580
VEREIT, Inc.	43,200	383,184
		473,764
Health Care REIT's - 2.3%
Ventas, Inc.	34,200	2,153,232
Mortgage REITs - 3.1%
Altisource Residential Corp. Class B	51,500	618,000
American Capital Agency Corp.	45,200	842,076
American Capital Mortgage Investment Corp.	11,900	174,692
Redwood Trust, Inc. (b)	61,600	805,728
Two Harbors Investment Corp.	69,100	548,654
		2,989,150
Office REITs - 1.9%
Boston Properties, Inc.	14,080	1,789,286
Residential REITs - 4.1%
American Campus Communities, Inc.	16,100	758,149
Equity Residential (SBI)	17,900	1,343,037
Essex Property Trust, Inc.	3,100	724,966
UDR, Inc.	29,200	1,125,076
		3,951,228
Specialized REITs - 7.1%
American Tower Corp.	33,310	3,409,945
Outfront Media, Inc.	36,869	777,936
Public Storage	9,290	2,562,461
		6,750,342

TOTAL REAL ESTATE INVESTMENT TRUSTS		18,107,002

Real Estate Management & Development - 1.4%
Real Estate Services - 1.4%
Realogy Holdings Corp. (a)	35,850	1,294,544
Thrifts & Mortgage Finance - 0.6%
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	49,000	375,830
Radian Group, Inc.	15,700	194,680
Washington Mutual, Inc. (a)	5,300	0
		570,510
Trading Companies & Distributors - 1.0%
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	24,200	937,992
TOTAL COMMON STOCKS
(Cost $81,310,711)		88,830,320

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.39% (c)	5,337,867	5,337,867
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	669,500	669,500
TOTAL MONEY MARKET FUNDS
(Cost $6,007,367)		6,007,367
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $87,318,078)		94,837,687
NET OTHER ASSETS (LIABILITIES) - 0.6%		575,295
NET ASSETS - 100%		$95,412,982

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,751
Fidelity Securities Lending Cash Central Fund	550
Total	$5,301

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $87,937,281. Net unrealized appreciation aggregated $6,900,406, of which $10,262,430 related to appreciated investment securities and $3,362,024 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Telecommunications Portfolio

March 31, 2016

VTELP-QTLY-0516
1.856921.108

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Communications Equipment - 1.0%
Communications Equipment - 1.0%
NetScout Systems, Inc. (a)	4,800	$110,256
Ruckus Wireless, Inc. (a)	38,500	377,685
		487,941
Diversified Telecommunication Services - 68.1%
Alternative Carriers - 17.3%
8x8, Inc. (a)	75,592	760,456
Cogent Communications Group, Inc.	55,690	2,173,581
Globalstar, Inc. (a)(b)	288,700	424,389
Iliad SA	810	208,442
inContact, Inc. (a)	57,659	512,589
Iridium Communications, Inc. (a)(b)	46,144	363,153
Level 3 Communications, Inc. (a)	39,330	2,078,591
Lumos Networks Corp.(a)	56,118	720,555
Vonage Holdings Corp. (a)	75,000	342,750
Zayo Group Holdings, Inc. (a)	27,700	671,448
		8,255,954
Integrated Telecommunication Services - 50.8%
AT&T, Inc.	270,618	10,600,107
Atlantic Tele-Network, Inc.	10,800	818,964
CenturyLink, Inc.	60,390	1,930,064
Cincinnati Bell, Inc. (a)	171,778	664,781
Consolidated Communications Holdings, Inc. (b)	20,700	533,232
FairPoint Communications, Inc. (a)	15,100	224,688
Frontier Communications Corp. (b)	194,614	1,087,892
General Communications, Inc. Class A (a)	16,947	310,469
IDT Corp. Class B	9,538	148,697
SBA Communications Corp. Class A (a)	18,568	1,859,957
Verizon Communications, Inc.	110,971	6,001,312
Windstream Holdings, Inc. (b)	200	1,536
		24,181,699

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		32,437,653

Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Gogo, Inc. (a)(b)	26,900	296,169
Rackspace Hosting, Inc. (a)	2,300	49,657
		345,826
Media - 7.8%
Cable & Satellite - 6.9%
Altice NV Class A (a)	27,710	493,779
Cablevision Systems Corp. - NY Group Class A	6,900	227,700
Charter Communications, Inc. Class A (a)(b)	2,300	465,589
Comcast Corp. Class A	11,400	696,312
Liberty Global PLC Class C (a)	4,300	161,508
Megacable Holdings S.A.B. de CV unit	36,900	153,028
Time Warner Cable, Inc.	5,400	1,104,948
		3,302,864
Movies & Entertainment - 0.9%
Twenty-First Century Fox, Inc. Class A	14,700	409,836

TOTAL MEDIA		3,712,700

Real Estate Investment Trusts - 7.5%
Specialized REITs - 7.5%
American Tower Corp.	30,382	3,110,205
Communications Sales & Leasing, Inc.	12,600	280,350
Crown Castle International Corp.	1,100	95,150
CyrusOne, Inc.	1,900	86,735
		3,572,440
Semiconductors & Semiconductor Equipment - 0.5%
Semiconductors - 0.5%
Skyworks Solutions, Inc.	3,100	241,490
Software - 0.5%
Application Software - 0.5%
Synchronoss Technologies, Inc. (a)	7,700	249,018
Wireless Telecommunication Services - 12.1%
Wireless Telecommunication Services - 12.1%
Bharti Infratel Ltd.	41,640	240,048
Boingo Wireless, Inc. (a)	42	324
KDDI Corp.	11,700	312,165
Millicom International Cellular SA (a)	2,400	132,312
Shenandoah Telecommunications Co.	15,974	427,305
Sprint Corp. (a)(b)	177,916	619,148
T-Mobile U.S., Inc. (a)	57,028	2,184,172
Telephone & Data Systems, Inc.	46,025	1,384,892
U.S. Cellular Corp. (a)	10,300	470,607
		5,770,973
TOTAL COMMON STOCKS
(Cost $41,005,344)		46,818,041

Money Market Funds - 9.8%
Fidelity Cash Central Fund, 0.39% (c)	2,060,239	2,060,239
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	2,610,675	2,610,675
TOTAL MONEY MARKET FUNDS
(Cost $4,670,914)		4,670,914
TOTAL INVESTMENT PORTFOLIO - 108.0%
(Cost $45,676,258)		51,488,955
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(3,822,815)
NET ASSETS - 100%		$47,666,140

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$960
Fidelity Securities Lending Cash Central Fund	5,695
Total	$6,655

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$46,818,041	$46,505,876	$312,165	$--
Money Market Funds	4,670,914	4,670,914	--	--
Total Investments in Securities:	$51,488,955	$51,176,790	$312,165	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events.The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $46,045,690. Net unrealized appreciation aggregated $5,443,265, of which $6,362,559 related to appreciated investment securities and $919,294 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Industrials Portfolio

March 31, 2016

VCY-QTLY-0516
1.814650.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Aerospace & Defense - 27.5%
Aerospace & Defense - 27.5%
BWX Technologies, Inc.	60,800	$2,040,448
General Dynamics Corp.	39,500	5,189,115
Hexcel Corp.	5,000	218,550
Honeywell International, Inc.	66,827	7,487,965
Northrop Grumman Corp.	22,200	4,393,380
Orbital ATK, Inc.	29,849	2,595,072
Raytheon Co.	37,000	4,537,310
Rockwell Collins, Inc.	27,518	2,537,435
Teledyne Technologies, Inc. (a)	38,778	3,417,893
Textron, Inc.	49,703	1,812,171
United Technologies Corp.	67,223	6,729,022
		40,958,361
Air Freight & Logistics - 3.3%
Air Freight & Logistics - 3.3%
C.H. Robinson Worldwide, Inc.	23,700	1,759,251
FedEx Corp.	19,021	3,095,097
		4,854,348
Airlines - 5.1%
Airlines - 5.1%
Southwest Airlines Co.	170,000	7,616,000
Building Products - 4.7%
Building Products - 4.7%
A.O. Smith Corp.	45,842	3,498,203
Fortune Brands Home & Security, Inc.	30,300	1,698,012
Lennox International, Inc.	13,781	1,863,053
		7,059,268
Commercial Services & Supplies - 4.3%
Commercial Printing - 0.7%
Deluxe Corp.	16,600	1,037,334
Environmental & Facility Services - 1.0%
Stericycle, Inc. (a)	11,400	1,438,566
Office Services & Supplies - 2.6%
Regus PLC	294,800	1,340,928
West Corp.	114,706	2,617,591
		3,958,519

TOTAL COMMERCIAL SERVICES & SUPPLIES		6,434,419

Construction & Engineering - 4.1%
Construction & Engineering - 4.1%
AECOM (a)	196,432	6,048,141
Construction Materials - 0.5%
Construction Materials - 0.5%
Eagle Materials, Inc.	10,300	722,133
Diversified Consumer Services - 1.0%
Specialized Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc. (a)	38,600	1,454,448
Electrical Equipment - 4.8%
Electrical Components & Equipment - 4.8%
AMETEK, Inc.	59,900	2,993,802
Eaton Corp. PLC	67,300	4,210,288
		7,204,090
Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	26,977	121,397
Industrial Conglomerates - 21.1%
Industrial Conglomerates - 21.1%
Danaher Corp.	106,485	10,101,167
General Electric Co.	670,046	21,300,764
		31,401,931
Machinery - 7.8%
Construction Machinery & Heavy Trucks - 1.9%
Wabtec Corp.	35,100	2,783,079
Industrial Machinery - 5.9%
IDEX Corp.	41,040	3,401,395
Ingersoll-Rand PLC	47,000	2,914,470
Pentair PLC	39,000	2,116,140
Snap-On, Inc.	2,400	376,776
		8,808,781

TOTAL MACHINERY		11,591,860

Professional Services - 2.7%
Research & Consulting Services - 2.7%
CEB, Inc.	25,300	1,637,669
Verisk Analytics, Inc. (a)	29,052	2,321,836
		3,959,505
Road & Rail - 5.6%
Trucking - 5.6%
J.B. Hunt Transport Services, Inc.	75,846	6,389,267
Old Dominion Freight Lines, Inc. (a)(b)	28,500	1,984,170
		8,373,437
Trading Companies & Distributors - 5.4%
Trading Companies & Distributors - 5.4%
AerCap Holdings NV (a)	71,600	2,775,216
HD Supply Holdings, Inc. (a)	115,600	3,822,892
Wolseley PLC	26,343	1,490,326
		8,088,434
TOTAL COMMON STOCKS
(Cost $120,787,808)		145,887,772

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.39% (c)	2,952,365	2,952,365
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	919,125	919,125
TOTAL MONEY MARKET FUNDS
(Cost $3,871,490)		3,871,490
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $124,659,298)		149,759,262
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(916,690)
NET ASSETS - 100%		$148,842,572

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,638
Fidelity Securities Lending Cash Central Fund	37
Total	$2,675

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events.The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $125,180,071. Net unrealized appreciation aggregated $24,579,191, of which $27,819,951 related to appreciated investment securities and $3,240,760 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016